Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earning per share

10	Earnings per share
Basic earnings per ordinary share is calculated by dividing the profit attributable to ordinary shareholders of the parent company by the weighted average number of ordinary shares outstanding, excluding own shares held. Diluted earnings per ordinary share is calculated by dividing the basic earnings, which require no adjustment for the effects of dilutive potential ordinary shares, by the weighted average number of ordinary shares outstanding, excluding own shares held, plus the weighted average number of ordinary shares that would be issued on conversion of dilutive potential ordinary shares.

Profit attributable to the ordinary shareholders of the parent company
	2018	2017	2016
	$m	$m	$m
Profit attributable to shareholders of the parent company	13,727	10,798	2,479
Dividend payable on preference shares classified as equity	(90)	(90)	(90)
Coupon payable on capital securities classified as equity	(1,029)	(1,025)	(1,090)
Year ended 31 Dec	12,608	9,683	1,299

Basic and diluted earnings per share
		2018			2017			2016
		Profit	Number of shares	Per share	Profit	Number of shares	Per share	Profit	Number of shares	Per share
	Footnotes	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic	1	12,608	19,896	0.63	9,683	19,972	0.48	1,299	19,753	0.07
Effect of dilutive potential ordinary shares			87			100			92
Diluted	1	12,608	19,983	0.63	9,683	20,072	0.48	1,299	19,845	0.07

1	Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).
The number of anti-dilutive employee share options excluded from the weighted average number of dilutive potential ordinary shares is nil (2017: nil; 2016: 10m).